Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Total	¥ 77,804	¥ 73,925
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Principal amount	95,750	100,000
Unamortized premium	141	247
Total	¥ 95,891	¥ 100,247